UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report
September 30, 2015

AlphaMark Actively Managed Small Cap ETF
Ticker: SMCP

AlphaMark Actively Managed Small Cap ETF

AlphaMark Actively Managed Small Cap ETF

PORTFOLIO ALLOCATION
As of September 30, 2015 (Unaudited)

Percentage of
Sector	Net Assets
Manufacturing	44.3%
Finance and Insurance	21.1
Professional, Scientific, and Technical Services	13.8
Construction	5.0
Mining, Quarrying, Oil and Gas Extraction	5.0
Transportation and Warehousing	3.1
Retail Trade	3.0
Short-Term Investments	2.6
Educational Services	2.2
Liabilities in Excess of Other Assets	(0.1)
100.0%

AlphaMark Actively Managed Small Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS – 97.5%

	Construction – 5.0%
15,376	Dycom Industries, Inc. (a)	$1,112,607

	Educational Services – 2.2%
40,000	K12, Inc. (a)	497,600

	Finance and Insurance – 21.1%
9,849	BofI Holding, Inc. (a)	1,268,847
4,410	Credit Acceptance Corporation (a)	868,197
32,907	Employers Holdings, Inc.	733,497
10,080	MarketAxess Holdings, Inc.	936,230
55,325	Net 1 UEPS Technologies, Inc. (a)	926,140
		4,732,911
	Manufacturing – 44.3%
22,000	Acorda Therapeutics, Inc. (a)	583,220
11,928	Astronics Corporation (a)	482,249
25,872	Cirrus Logic, Inc. (a)	815,227
19,608	Greenbrier Companies, Inc.	629,613
38,115	HollySys Automation Technologies, Ltd. (a)	666,250
47,418	II-VI, Inc. (a)	762,481
55,491	Ixia (a)	804,065
18,963	Mellanox Technologies, Ltd. (a)	716,612
42,651	Momenta Pharmaceuticals, Inc. (a)	699,903
28,408	Movado Group, Inc.	733,779
22,260	Natus Medical, Inc. (a)	878,157
14,500	Sturm, Ruger & Company, Inc.	851,005
15,498	Universal Electronics, Inc. (a)	651,381
62,916	Wabash National Corporation (a)	666,280
		9,940,222
	Mining, Quarrying, Oil and Gas Extraction – 5.0%
342,748	Basic Energy Services, Inc. (a)	1,131,069

	Professional, Scientific, and Technical Services – 13.8%
28,387	AMN Healthcare Services, Inc. (a)	851,894
10,416	Cimpress NV (a)	792,762
17,661	Synchronoss Technologies, Inc. (a)	579,281
50,458	VASCO Data Security International, Inc. (a)	859,804
		3,083,741

The accompanying notes are an integral part of these financial statements.

AlphaMark Actively Managed Small Cap ETF

SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Retail Trade – 3.0%
23,310	Global Partners LP	$660,372

	Transportation and Warehousing – 3.1%
46,032	Seaspan Corporation	705,210
	TOTAL COMMON STOCKS (Cost $25,728,441)	21,863,732

SHORT-TERM INVESTMENTS – 2.6%
Money Market Fund – 2.6%
578,219	Fidelity Institutional Money Market Funds –
	Money Market Select Class, 0.08%*	578,219
	TOTAL SHORT-TERM INVESTMENTS (Cost $578,219)	578,219
	TOTAL INVESTMENTS – 100.1% (Cost $26,306,660)	22,441,951
	Liabilities in Excess of Other Assets – (0.1)%	(17,646)
	NET ASSETS – 100.0%	$22,424,305

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of September 30, 2015.

The accompanying notes are an integral part of these financial statements.

AlphaMark Actively Managed Small Cap ETF

STATEMENT OF ASSETS & LIABILITIES
At September 30, 2015 (Unaudited)

ASSETS
Investments in securities, at value (Cost $26,306,660)	$22,441,951
Dividends and interest receivable	60
Total assets	22,442,011

LIABILITIES
Management fees payable	17,706
Total liabilities	17,706

NET ASSETS	$22,424,305

Net Assets Consist of:
Paid-in capital	$26,467,160
Undistributed (accumulated) net investment income (loss)	(62,760)
Accumulated net realized gain (loss) on investments	(115,386)
Net unrealized appreciation (depreciation) on investments	(3,864,709)
Net assets	$22,424,305

Net Asset Value:
Net assets	$22,424,305
Shares outstanding^	1,050,000
Net asset value, offering and redemption price per share	$21.36

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AlphaMark Actively Managed Small Cap ETF

STATEMENT OF OPERATIONS
For the Period Ended September 30, 2015 (Unaudited)*

INCOME
Dividends	$36,339
Interest	130
Total investment income	36,469

EXPENSES
Management fees	99,229
Total expenses	99,229
Net investment income (loss)	(62,760)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(115,386)
Change in unrealized appreciation (depreciation)
on investments	(3,864,709)
Net realized and unrealized gain (loss) on investments	(3,980,095)
Net increase (decrease) in net assets
resulting from operations	$(4,042,855)

*	Fund commenced operations on April 20, 2015. The information presented is for the period from April 20, 2015 to September 30, 2015.

The accompanying notes are an integral part of these financial statements.

AlphaMark Actively Managed Small Cap ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30, 2015*
(Unaudited)
OPERATIONS
Net investment income (loss)	$(62,760)
Net realized gain (loss) on investments	(115,386)
Change in unrealized appreciation
(depreciation) on investments	(3,864,709)
Net increase (decrease) in net assets
resulting from operations	(4,042,855)

CAPITAL SHARE TRANSACTIONS
Net proceeds from shares sold	26,467,160
Net increase (decrease) in net assets derived
from net share in outstanding shares (a)	26,467,160
Net increase (decrease) in net assets	$22,424,305

NET ASSETS
Beginning of period	$—
End of period	$22,424,305
Undistributed (accumulated) net
investment income (loss)	$(62,760)

(a) A summary of capital share transactions is as follows:

	Period Ended
	September 30, 2015*
	(Unaudited)
	Shares	Amount
Subscriptions	1,050,000	$26,467,160
Redemptions	—	—
	1,050,000	$26,467,160

*	Fund commenced operations on April 20, 2015. The information presented is for the period from April 20, 2015 to September 30, 2015.

The accompanying notes are an integral part of these financial statements.

AlphaMark Actively Managed Small Cap ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period (Unaudited)

	Period Ended
	September 30,
	2015(1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.06)
Net realized and unrealized gain(loss) on investments	(3.58)
Total from investment operations	(3.64)

Net asset value, end of period	$21.36

Total return	(14.56	)%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$22,424

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.90	%(4)
Net investment income to average net assets	(0.57	)%(4)

Portfolio Turnover Rate(5)	28	%(3)

(1)	Commencement of operations on April 20, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AlphaMark Actively Managed Small Cap ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

AlphaMark Actively Managed Small Cap ETF (the “Fund”) is a series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek capital appreciation, with a secondary focus on income. The Fund commenced operations on April 20, 2015.

Shares of the Fund are listed and traded on NASDAQ Global Market® (“NASDAQ”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.  Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales loads, no deferred sales charges, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Unit of $250. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. There were no variable fees received for the period.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

AlphaMark Actively Managed Small Cap ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited) (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded notes and real estate investment trusts that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in other mutual funds, including money market funds, are valued at their NAV per share.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (“The Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures. The use of fair value pricing by the Fund may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or

AlphaMark Actively Managed Small Cap ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited) (Continued)

indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$21,863,732	$—	$—	$21,863,732
Short-Term Investment	578,219	—	—	578,219
Total Investments
in Securities	$22,441,951	$—	$—	$22,441,951

^ See Schedule of Investments for sector breakouts.

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2015, the Fund did not recognize any transfers to or from Level 1, 2, or 3.

B.	Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment company and distributes

AlphaMark Actively Managed Small Cap ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited) (Continued)

substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended September 30, 2015, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended September 30, 2015, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax in the Statement of Operations. During the period ended September 30, 2015, the Fund did not incur any interest of penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Fund are declared and paid on an annual basis and net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general

AlphaMark Actively Managed Small Cap ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited) (Continued)

indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to September 30, 2015, that materially impacted the amounts or disclosures in the Fund’s financial statements.

I.
Recent Accounting Pronouncements. In June 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 requires repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings to be accounted for as secured borrowings. In addition, ASU No. 2014-11 eliminates sale accounting for repurchase-to-maturity transactions and supersedes the guidance under which a transfer of a financial asset and a contemporaneous repurchase financing could be accounted for on a combined basis as a forward agreement. The new disclosure requires disclosures for transactions economically similar to repurchase agreements when the transferor retains substantially all of the exposure to the economic return of the transferred financials assets throughout the term of the transactions. Lastly, the update expands disclosures about the nature of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings. ASU No. 2014-11 requires disclosures to make financial statements that are prepared under US GAAP more comparable to those prepared under International Financial Reporting Standards (“IFRS”). New disclosures are required for annual reporting periods beginning on or after December 15, 2014, and interim periods within those annual periods.

In May 2015, the FASB issued ASU No. 2015-07, which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The guidance is effective for fiscal years beginning after December 15, 2015 and for interim periods within those years and early adoption is permitted.

Management is currently evaluating the implications of these changes and their impact on the financial statements.

AlphaMark Actively Managed Small Cap ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

AlphaMark Advisors, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee. For services provided to the Fund, the Fund pays the Adviser 0.90% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian, transfer agent, and  fund accountant. USBFS also serves as the transfer agent to the Fund and fund accountants.

U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers and a Trustee of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended September 30, 2015, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions were $6,861,928 and $7,244,644, respectively.

For the period ended September 30, 2015, in-kind transactions associated with creations and redemptions were $26,257,780 and $0, respectively.

There were no purchases or sales of U.S. Government Securities during the period.

AlphaMark Actively Managed Small Cap ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited) (Continued)

NOTE 5 – TAX COST BASIS

The Fund commenced operations on April 20, 2015; therefore, there is no tax information available as of September 30, 2015.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid by the Fund during the period ended September 30, 2015.

AlphaMark Actively Managed Small Cap ETF

EXPENSE EXAMPLE
For the Period Ended September 30, 2015 (Unaudited)

As a shareholder of AlphaMark Actively Managed Small Cap ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 20, 2015 – September 30, 2015).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	April 20, 2015^	September 30, 2015	During the Period(1)
Actual	$1,000.00	$ 854.30	$3.72
Hypothetical (5% annual	$1,000.00	$1,018.26	$4.04
return before expenses)

^	Fund commenced operations on April 20, 2015.
(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized inception period expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent inception period, 163 days, and divided by the number of days in the most recent twelve month period, 366 days.

AlphaMark Actively Managed Small Cap ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on February 19, 2015 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Advisory Agreement (the “Advisory Agreement”) between AlphaMark Advisors, LLC (the “Adviser”) and the Trust, on behalf of the AlphaMark Actively Managed Small Cap ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to the Fund by the Adviser; (ii) the Adviser’s costs and profits it will realize in providing its services, including any fall-out benefits enjoyed by the Adviser; (iii) comparative fee and expense data for the Fund; (iv) the extent to which the Agreement reflects economies of scale shared with Fund shareholders; and (v) other factors the Board deemed to be relevant.

Prior to the Meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Agreement. Among other things, representatives from the Adviser provided overviews of their advisory business, including investment personnel and investment processes. The Board then discussed the written materials that it received before the Meeting, the oral presentations and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreements with the Adviser

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and the report from the Trust’s Chief Compliance Officer regarding his review of the Adviser’s compliance program. The Board considered that it had discussed with the Adviser the various resources expected to be used to implement the firm’s investment strategy, including the Adviser’s portfolio management and compliance personnel.

The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, its investment philosophy and the ownership structure of the firm.

AlphaMark Actively Managed Small Cap ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATION
(Unaudited) (Continued)

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

Historical Performance.  The Board noted that the Fund had not yet commenced operations.  Consequently, the Board concluded that performance of the Fund was not a relevant factor to their deliberations. However, the Board did consider the composite performance of the adviser’s small cap growth accounts for the one year, three years, five years and since inception periods as compared to the performance of the Russell 2000 Growth Index.

Cost of Services Provided and Economies of Scale.  The Board reviewed the estimated expense ratio for the Fund and compared its expense ratio to the universe of open-end and ETF funds in Morningstar’s Small Cap Growth, Blend and Value categories. The Board noted that the Fund’s total expense ratio was lower than that of its peer group average. The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further noted that the Fund’s expense ratio was significantly lower than the expense ratio for the adviser’s small cap mutual fund, which the Fund will be replacing. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund.

The Board determined that the Adviser is likely to realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale are currently shared with Fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

AlphaMark Actively Managed Small Cap ETF

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(Unaudited)

The Funds files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on their website at http://www.alphamarkadvisors.com/etf/ daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at http://www.alphamarkadvisors.com/etf/.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES
(Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004. Furthermore, you can obtain the SAI by accessing the SEC’s website at www.sec.gov or by accessing Fund’s website at http://www.alphamarkadvisors.com/etf/.

AlphaMark Actively Managed Small Cap ETF

PRIVACY POLICY
(Unaudited)

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and

• Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

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Adviser
AlphaMark Advisors, LLC
250 Grandview Drive, Suite 175
Fort Mitchell, Kentucky 41017

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 45115

Legal Counsel
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006-1806

AlphaMark Actively Managed Small Cap ETF
Symbol – SMCP
CUSIP – 26922A834

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*              /s/ Paul R. Fearday
           Paul R. Fearday, President (principal executive officer)

Date     December 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/Paul R. Fearday
   Paul R. Fearday, President (principal executive officer)

Date     December 2, 2015

By (Signature and Title)*              /s/Kristen M. Weitzel
   Kristen M. Weitzel, Treasurer (principal financial officer)

Date     December 2, 2015

* Print the name and title of each signing officer under his or her signature.